Condensed Statement of Cash Flows Parent Corporation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Operating activities:
Net income (loss)	$ 2,569		$ 2,581	[1]	$ (1,083)	[1]
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Net cash provided by operating activities	2,211		4,050		3,781
Investing activities:
Other, net	(1,234)		(591)		(987)
Net cash (used for) provided by investing activities	(80,178)		(14,937)		23,088
Financing activities:
Net change in commercial paper			(2)		(126)
Proceeds from issuance of long-term debt	5,042		1,347		3,350
Repayments of long-term debt	(1,911)		(2,614)		(1,882)
Issuance of common stock	25		697		1,371
Treasury stock acquired	(873)		(41)		(28)
Common cash dividends paid	(593)		(440)		(599)
Series B preferred stock repurchased					(3,000)
Warrant repurchased					(136)
Net cash provided by (used for) financing activities	78,765		10,790		(27,973)
Change in cash and due from banks	500		(57)		(1,157)
Cash and due from banks at beginning of period	3,675		3,732		4,889
Cash and due from banks at end of period	4,175		3,675		3,732
Supplemental disclosures
Interest paid	586		591		682
Income taxes paid	640		699		2,392
Income taxes refunded	136		197		664
Parent Company
Operating activities:
Net income (loss)	2,516		2,518		(1,084)
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Amortization	13		14		13
Equity in undistributed net (income)/loss of subsidiaries	(2,419)		(1,865)		1,977
Change in accrued interest receivable	(22)		2		(41)
Change in accrued interest payable	11		2		(1)
Change in taxes payable	168	[2]	(321)	[2]	(482)	[2]
Other, net	(80)		179		(455)
Net cash provided by operating activities	187		529		(73)
Investing activities:
Purchases of securities	(50)		(5)		(9)
Proceeds from sales of securities	101		43		129
Change in loans	32		61		110
Acquisitions of, investments in, and advances to subsidiaries	(611)		(1,002)		(566)
Other, net			208
Net cash (used for) provided by investing activities	(528)		(695)		(336)
Financing activities:
Net change in commercial paper			(2)		(4)
Proceeds from issuance of long-term debt	5,042		1,347		3,350
Repayments of long-term debt	(1,911)		(2,614)		(1,277)
Change in advances from subsidiaries	63		(10)		59
Issuance of common stock	43		728		1,387
Treasury stock acquired	(873)		(41)		(28)
Common cash dividends paid	(593)		(440)		(673)
Series B preferred stock repurchased					(3,000)
Warrant repurchased					(136)
Tax benefit realized on share based payment awards	2		1		4
Net cash provided by (used for) financing activities	1,773		(1,031)		(318)
Change in cash and due from banks	1,432		(1,197)		(727)
Cash and due from banks at beginning of period	3,452		4,649		5,376
Cash and due from banks at end of period	4,884		3,452		4,649
Supplemental disclosures
Interest paid	293		284		367
Income taxes paid	212		442	[3]	1,013	[3]
Income taxes refunded	$ 123		$ 178	[3]	$ 609	[3]

[1]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.
[2]	Includes payments received from subsidiaries for taxes of $501 million in 2011, $900 million in 2010, and $967 million in 2009.
[3]	Includes discontinued operations.